Intangible assets and goodwill - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Software development costs captitalized	$ 28	$ 15
Impairment loss	0	3	$ 8
Indonesia Payment CGU [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	$ 34	34
Information whether recoverable amount of asset is fair value less costs of disposal or value in use	The recoverable amount of the Indonesia Payment CGU was based on fair value less cost of disposal. To arrive at the fair value less cost of disposal, the Group applied a revenue based multiple of 3.60 derived from comparable companies to the revenue of its Indonesia Payment CGUs (2022: revenue based multiple of 4.40 derived from comparable companies to the revenue of its Indonesia Payment CGUs ).
Impairment loss	$ 0	$ 0
Indonesia Payment CGU [Member] | Revenue multiple, measurement input [Member] | Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Significant unobservable input, assets	3.6	4.4
Southeast Asia Ride Hailing CGUs [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	$ 606	$ 606
Information whether recoverable amount of asset is fair value less costs of disposal or value in use	The recoverable amount of the Ride Hailing CGUs was based on fair value less cost of disposal. To arrive at the fair value less cost of disposal, the Group applied a revenue based multiple of 2.45 from comparable companies to the amount of revenue plus consumer incentives of each Ride Hailing CGUs (2022: revenue based multiple of 1.35 derived from comparable companies to the amount of revenue plus consumer incentives of each Ride Hailing CGUs).
Impairment loss	$ 0	$ 0
Southeast Asia Ride Hailing CGUs [Member] | Revenue multiple, measurement input [Member] | Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Significant unobservable input, assets	2.45	1.35
Malaysia Mart Cash Generating Units [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	$ 163
Information whether recoverable amount of asset is fair value less costs of disposal or value in use	The recoverable amount of the Malaysia Mart CGU was based on fair value less cost of disposal. To arrive at the fair value less cost of disposal, the Group applied an earnings based multiple of 13.30 derived from comparable companies to the earnings of its Malaysia Mart CGU (2022: fair value was determined based on the consideration paid in 2022 to acquire the operator of stores offering daily necessities in Malaysia).
Impairment loss	$ 0	$ 0
Malaysia Mart Cash Generating Units [Member] | Revenue multiple, measurement input [Member] | Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Significant unobservable input, assets	13.3